UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristen M. Weitzel

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1564

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)

McElhenny Sheffield Managed Risk ETF
MSMR (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the McElhenny Sheffield Managed Risk ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://mscmfunds.com/msmr-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
McElhenny Sheffield Managed Risk ETF	$42	0.84%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$170,891,461
Number of Holdings	7
Net Advisory Fee	$657,086
Portfolio Turnover	324%
30-Day SEC Yield	3.05%
30-Day SEC Yield Unsubsidized	3.05%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(%)*
Invesco QQQ Trust Series 1	41.0%
State Street Energy Select Sector SPDR ETF	19.4%
iShares Core High Dividend ETF	14.8%
FT Vest Gold Strategy Target Income ETF	14.1%
iShares Core S&P Total U.S. Stock Market ETF	9.9%
First American Treasury Obligations Fund - Class X	0.8%
SPDR Gold MiniShares Trust	0.0%

Security Type	(%)*
Exchange Traded Funds	99.2%
Money Market Funds	0.8%
Cash & Other	0.0%

Top Sectors	(%)*
U.S. Nasdaq, Large Cap Non-Financial	41.0%
U.S. Equity, Energy	19.4%
U.S. Equity, High Dividend	14.8%
Precious Metals	14.1%
U.S. Equity, Total Market	9.9%
Cash & Other	0.8%
* Percent of Net Assets
Material Fund Changes:
Under the Trend Plus Strategy in order too gain exposure to gold (through Gold ETFs), the Fund now may invest up to 25% of its assets in a subsidiary that is wholly owned by the Fund and organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund invests in the Subsidiary with the intent of gaining exposure to the price change of physical gold while meeting the requirements applicable to a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Gold ETFs held by the Subsidiary are generally similar to those that are permitted to be held by the Fund (i.e. Risk of
McElhenny Sheffield Managed Risk ETF	PAGE 1	TSR-SAR-26922B774

Investing in Gold). The Subsidiary is not registered under the Investment Company Act of 1940 (the “1940 Act”) and as such is not subject to all the investor protections of the 1940 Act.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
McElhenny Sheffield Managed Risk ETF	PAGE 2	TSR-SAR-26922B774

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

McELHENNY SHEFFIELD MANAGED RISK ETF (Ticker: MSMR)
Semi-Annual Financial Statements and Additional Information
April 30, 2026 (Unaudited)

McElhenny Sheffield Managed Risk ETF
Consolidated Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.2%
Precious Metals - 14.1%
FT Vest Gold Strategy Target Income ETF	969,112	$24,033,978
SPDR Gold MiniShares Trust(a)	100	9,137
		24,043,115
U.S. Equity, Energy - 19.4%
State Street Energy Select Sector SPDR ETF	555,956	33,162,775
U.S. Equity, High Dividend - 14.8%
iShares Core High Dividend ETF	921,080	25,302,068
U.S. Equity, Total Market - 9.9%
iShares Core S&P Total U.S. Stock Market ETF	108,084	17,000,532
U.S. Nasdaq, Large Cap Non- Financial - 41.0%
Invesco QQQ Trust Series 1(b)	104,999	70,112,032
TOTAL EXCHANGE TRADED FUNDS (Cost $163,794,501)		169,620,522
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%
First American Treasury Obligations Fund - Class X, 3.59%(c)	1,331,832	1,331,832
TOTAL MONEY MARKET FUNDS (Cost $1,331,832)		1,331,832
TOTAL INVESTMENTS - 100.0% (Cost $165,126,333)		$170,952,354
Liabilities in Excess of Other Assets - (0.0)%(d)		(60,893)
TOTAL NET ASSETS - 100.0%		$170,891,461

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund Adviser.
(a)	Non-income producing security.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

McElhenny Sheffield Managed Risk ETF
Consolidated Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

ASSETS:
Investments in unaffiliated securities, at value	$146,918,376
Investments in affiliated securities, at value	24,033,978
Receivable for fund shares sold	4,497,138
Dividends receivable	22,504
Total assets	175,471,996
LIABILITIES:
Payable for investments purchased	4,469,611
Payable to Adviser	110,924
Total liabilities	4,580,535
NET ASSETS	$ 170,891,461
NET ASSETS CONSIST OF:
Paid-in capital	$169,694,534
Total distributable earnings (accumulated deficit)	1,196,927
Total net assets	$ 170,891,461
Net assets	$170,891,461
Shares issued and outstanding (unlimited shares authorized without par value)	4,750,000
Net asset value per share	$35.98
COST:
Investments in unaffiliated securities, at cost	$140,199,967
Investments in affiliated securities, at cost	$24,926,366

The accompanying notes are an integral part of these financial statements.

2

McElhenny Sheffield Managed Risk ETF
Consolidated Statement of Operations
For the Period Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income from affiliated securities	$1,959,813
Dividend income from unaffiliated securities	963,205
Total investment income	2,923,018
EXPENSES:
Investment advisory fee	657,086
Total expenses	657,086
NET INVESTMENT INCOME (LOSS)	2,265,932
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(74,453)
Investments in affiliated securities	(1,384,832)
In-kind redemptions in unaffiliated securities	4,947,287
Net realized gain (loss)	3,488,002
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	1,466,547
Investments in affiliated securities	(892,388)
Net change in unrealized appreciation (depreciation)	574,159
Net realized and unrealized gain (loss)	4,062,161
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,328,093

The accompanying notes are an integral part of these financial statements.

3

McElhenny Sheffield Managed Risk ETF
Consolidated Statements of Changes in Net Assets

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$2,265,932	$2,116,708
Net realized gain (loss)	3,488,002	18,426,893
Net change in unrealized appreciation (depreciation)	574,159	5,217,642
Net increase (decrease) in net assets from operations	6,328,093	25,761,243
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,724,980)	(2,116,708)
From return of capital	—	(824,814)
Total distributions to shareholders	(1,724,980)	(2,941,522)
CAPITAL TRANSACTIONS:
Shares sold	95,842,062	309,050,418
Shares redeemed	(80,436,629)	(251,306,903)
Net increase (decrease) in net assets from capital transactions	15,405,433	57,743,515
NET INCREASE (DECREASE) IN NET ASSETS	20,008,546	80,563,236
NET ASSETS:
Beginning of the period	150,882,915	70,319,679
End of the period	$ 170,891,461	$150,882,915
SHARES TRANSACTIONS
Shares sold	2,775,000	9,625,000
Shares redeemed	(2,325,000)	(7,700,000)
Total increase (decrease) in shares outstanding	450,000	1,925,000

The accompanying notes are an integral part of these financial statements.

4

McElhenny Sheffield Managed Risk ETF
Consolidated Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,			Period Ended October 31, 2022(a)
		2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$35.09	$29.61	$23.66	$21.46	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.50	0.58	0.21	0.34	(0.09)
Net realized and unrealized gain (loss) on investments(c)	0.77	5.86	5.98	2.10	(3.43)
Total from investment operations	1.27	6.44	6.19	2.44	(3.52)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.76)	(0.22)	(0.24)	(0.02)
Return of capital	—	(0.20)	(0.02)	—	(0.00)(d)
Total distributions	(0.38)	(0.96)	(0.24)	(0.24)	(0.02)
Net asset value, end of period	$35.98	$35.09	$29.61	$23.66	$21.46
Total return(e)	3.68%	22.27%	26.28%	11.45%	−14.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$170,891	$150,883	$70,320	$37,850	$32,188
Ratio of expenses to average net assets(f)(g)	0.84%	0.84%	0.84%	0.84%	0.84%
Ratio of net investment income (loss) to average net assets(f)(g)	2.90%	1.86%	0.76%	1.46%	(0.43)%
Portfolio turnover rate(e)(h)	324%	598%	612%	619%	553%

(a)	Inception date of the Fund was November 16, 2021.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

5

McElhenny Sheffield Managed Risk ETF
Notes to CONSOLIDATED FINANCIAL Statements
April 30, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The McElhenny Sheffield Managed Risk ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek capital appreciation while managing downside risk. The Fund commenced operations on November 16, 2021.
The end of the reporting period for the Fund is April 30, 2026. The current fiscal period is the period from November 1, 2025, through April 30, 2026.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

6

McElhenny Sheffield Managed Risk ETF
Notes to CONSOLIDATED FINANCIAL Statements
April 30, 2026 (Unaudited)(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$169,620,522	$—	$—	$169,620,522
Money Market Funds	1,331,832	—	—	1,331,832
Total Investments	$170,952,354	$—	$—	$170,952,354

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.
During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.
B.
Consolidation of Subsidiary. In order to achieve its investment objectives, the Fund may invest up to 25% of its total assets (measured at the time of purchase) in its wholly-owned subsidiary, MSMR Commodity Sub (the “Subsidiary”) a company incorporated under the laws of the Cayman Islands. MSMR Commodity Sub acts as an investment vehicle in order to enter into certain investments for the Fund, consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information.

The Fund is the sole shareholder of the Subsidiary, which will not be sold or offered to other investors. The Subsidiary is overseen by its own board of directors. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will generally be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the current fiscal period, the net assets of the Subsidiary were $9,137, which represented 0.01% of the Fund’s net assets.
C.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiary is a controlled foreign corporation not subject to U.S. income taxes. As a wholly-owned controlled foreign corporation, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability

7

McElhenny Sheffield Managed Risk ETF
Notes to CONSOLIDATED FINANCIAL Statements
April 30, 2026 (Unaudited)(Continued)
for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of security received. Withholding taxes on foreign dividends and foreign taxes on capital gains, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These classifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended October 31, 2025, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(22,048,077)	$22,048,077

J.
Segment Reporting. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by a committee of certain individuals on the Investment and Operations Teams of the Adviser, who serves as the chief operating decision maker, using the information presented in the consolidated financial statements and consolidated financial highlights.

K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

8

McElhenny Sheffield Managed Risk ETF
Notes to CONSOLIDATED FINANCIAL Statements
April 30, 2026 (Unaudited)(Continued)
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Aptus Capital Advisors, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with McElhenny Sheffield Capital Management, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.84% at an annual rate based on the Fund’s average daily net assets. The Adviser is paid monthly, and the Adviser is responsible for paying the Sub-Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $506,422,280 and $506,339,286, respectively.
During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were $95,538,659 and $80,590,965, respectively.
NOTE 5 – TRANSACTIONS WITH AFFILIATED SECURITIES
Investments in issuers considered to be affiliate(s) of the Fund during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act, because the Fund owned greater than five percent of the outstanding voting shares, were as follows:

	Value as of October 31, 2025	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of April 30, 2026	Shares as of April 30, 2026	Dividend/ Interest Income	Capital Gain Distributions from Underlying Funds
FT Vest Gold Strategy Target Income ETF*	$—	$54,779,656	$(28,468,458)	$(1,384,832)	$(892,388)	$24,033,978	969,112	$1,959,813	$—
	$—	$54,779,656	$(28,468,458)	$(1,384,832)	$(892,388)	$24,033,978	969,112	$1,959,813	$—

*	As of April 30, 2026, no longer considered to be an affiliate of the Fund.
NOTE 6 – INCOME TAX INFORMATION
The amount and tax character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

9

McElhenny Sheffield Managed Risk ETF
Notes to CONSOLIDATED FINANCIAL Statements
April 30, 2026 (Unaudited)(Continued)
The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of October 31, 2025 were as follows:

Tax cost of investments	$145,742,857
Gross tax unrealized appreciation	$5,261,594
Gross tax unrealized depreciation	(9,732)
Net tax unrealized appreciation (depreciation)	5,251,862
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(8,658,048)
Distributable earnings (accumulated deficit)	$(3,406,186)

There are no differences between book and tax cost of securities.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2025, the Fund did not elect to defer any post-October capital losses or late-year losses.
As of October 31, 2025, the Fund had a short-term capital loss carryforward of $8,658,048. This amount does not have an expiration date. The Fund did not utilize any capital loss carryforward that was available as of October 31, 2024 during the fiscal year ended October 31, 2025.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2025 was $2,116,708 of ordinary income and $824,814 of return of capital. The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2024 was $427,834 of ordinary income and $43,140 of return of capital.
NOTE 7 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Transactions section of the Consolidated Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

10

McElhenny Sheffield Managed Risk ETF
Notes to CONSOLIDATED FINANCIAL Statements
April 30, 2026 (Unaudited)(Continued)
NOTE 8 – RISKS
Concentration Risk. To the extent that the Fund invests more heavily, either directly or through underlying investments, in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Investment Company Risk. The risks of the Fund investing in investment companies typically reflect the risks of the types of instruments in which the investment company invests. When the Fund invests in investment company securities, shareholders of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an investment company will cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the investment company) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company. Additionally, there may not be an active trading market available for shares of some ETFs. Shares of an ETF may also trade in the market at a premium or discount to their NAV.
Risk of Investing in Gold. To the extent the Fund invests in Gold ETFs, the Fund is exposed to gold. The Fund’s portfolio may be adversely affected by changes or trends in the price of gold. The price of gold and of gold-related instruments historically has been volatile, which may adversely affect the value of exchange-traded gold futures contracts, other derivative instruments, and other exchange-traded products backed by or linked to physical gold. Governments, central banks, or other larger holders can influence the production and sale of gold, which may adversely affect the performance of a Gold ETF, and in turn, the Fund. The price of gold may also be impacted by various economic, financial, social, and political factors.
Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Gold ETFs held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (the “1940 Act”), and, unless otherwise noted in the Prospectus or SAI, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns the Subsidiary, and the Fund and the Subsidiary are both managed by the Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which could adversely affect the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure, and leverage on an aggregate basis with the Subsidiary.

11

McElhenny Sheffield Managed Risk ETF
Federal Tax Information (Unaudited)
For the fiscal year ended October 31, 2025, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 29.98%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal period ended October 31, 2025 was 0.00%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

12

McElhenny Sheffield Managed Risk ETF
Additional Information (Unaudited)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE
There were no matters submitted to a vote of shareholders during the period covered by this report.
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

13

McElhenny Sheffield Managed Risk ETF (MSMR)
Approval of Advisory AGREEMENTS & Board Considerations (Unaudited)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 9-10, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Aptus Capital Advisors, LLC (the “Adviser”) and the Trust, on behalf of McElhenny Sheffield Managed Risk ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) among the Adviser, the Trust, on behalf of the Fund, and McElhenny Sheffield Capital Management, LLC (the “Sub-Adviser” and, together with the Adviser, the “Advisers”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Advisers regarding, among other things: (i) the nature, extent, and quality of the services provided to the Fund by the Advisers; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Advisers or their affiliates from services rendered to the Fund; (iv) comparative performance, fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s investment performance, fees and expenses to those of relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Advisers in connection with their services to the Fund are, or will be, shared with Fund shareholders; (vi) any other financial benefits to the Advisers and their affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference approximately eight days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Advisers to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Advisers, along with other service providers of the Fund, had provided written and oral updates on the firm over the course of the year with respect to their roles as investment adviser and sub-adviser, respectively, to the Fund, as well as the Adviser’s role as investment adviser to other series of the Trust. The Board considered that information alongside the Materials in its consideration of whether the Agreements should be continued. Additionally, at the Meeting, representatives from the Advisers provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Advisers, and additional information about the Advisers’ personnel and business operations. The Board then discussed the Materials and the Advisers’ oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Agreements.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund as well as its experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Fund, including oversight of the Fund’s sub-adviser, monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which the Fund achieves its investment objective as an actively managed fund.
Historical Performance. The Trustees next considered the Fund’s performance. The Board observed that additional information regarding the Fund’s past investment performance, for periods ended September 30, 2025, had been included in the Materials, including the Barrington Report, which compared the performance results of the Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as

14

McElhenny Sheffield Managed Risk ETF (MSMR)
Approval of Advisory AGREEMENTS & Board Considerations (Unaudited)(Continued)
with funds in the Fund’s Morningstar category – US Fund Moderate Allocation (the “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results.
The Board noted that the Fund underperformed its broad-based benchmark, the S&P 500® Index, over the one-, three-year, and since inception periods ended September 30, 2025. The Board considered, however, that the S&P 500® Index provides an indication of the performance of U.S. large-cap companies; whereas, the Fund employs dynamic trend-following and momentum strategies and allocates its investments across a mix of underlying ETFs, representing different asset classes, sectors or industries, and defensive ETFs, including investment-grade bond ETFs, gold ETFs, and U.S. dollar ETFs. The Board further noted that the Fund’s allocation to underlying ETFs and defensive ETFs may vary over time in response to market movements, contributing to a greater discrepancy between the Fund’s returns and those of its benchmark.
The Board then noted that, for the one- and three-year periods ended September 30, 2025, the Fund outperformed the median return of its Category Peer Group and Peer Group. The Board took into consideration that the Fund’s momentum-based investment strategy is tactical in nature and may change the Fund’s exposures more aggressively than the moderate asset allocation strategies of its Category Peer Group. The Board further noted that the Fund’s Peer Group is comprised primarily of fund of fund ETFs classified in Morningstar’s Tactical category. In addition, the Board noted that the Fund performed within the range of funds in its Selected Peer Group for the one- and three-year periods ended September 30, 2025. The Board took into consideration the Adviser’s view that each of the funds in the Selected Peer Group, all of which are actively managed, also employ trend, momentum, and tactical strategies.
Cost of Services Provided and Economies of Scale. The Board then reviewed the Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses (AFFE), extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of the Adviser’s own fee and resources.
The Board then compared the Fund’s net expense ratio to the net expense ratios of the funds in its Peer Group and Category Peer Group, as shown in the Barrington Report, and the net expense ratios of the funds in its Selected Peer Group. The Board noted that the Fund’s net expense ratio, which includes the Fund’s AFFE, was higher than the median net expense ratio of both its Category Peer Group and Peer Group. The Board then noted that the Fund’s net expense ratio, including AFFE, fell within the upper range of net expense ratios of funds in the Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.
The Board also considered the Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that the Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board concluded, however, that the Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at its current asset level. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of the Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

15

McElhenny Sheffield Managed Risk ETF (MSMR)
Approval of Advisory AGREEMENTS & Board Considerations (Unaudited)(Continued)
Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s CCO regarding the CCO’s review of the Sub-Adviser’s compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Fund. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, and marketing practices.
The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily basket of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services.
Historical Performance. The Trustees next reviewed the Fund’s performance, noting that the Sub-Adviser’s portfolio managers actively manage the Fund’s investments. The Board considered the same performance information that it reviewed as part of its due diligence with respect to the Adviser’s performance. In particular, the Board considered the Barrington Report, which compared the Fund’s performance with the returns of the Peer Group and the Category Peer Group for the periods ended September 30, 2025, as well as other relevant information contained in the Materials, including a comparison of the Fund’s performance with the returns of the Selected Peer Group. The Board considered the Sub-Adviser’s performance with respect to the Fund’s past investment performance in light of these reports.
Cost of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.
The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that although the Fund’s sub-advisory fee does not include asset-level breakpoints, any benefits from such breakpoints in the sub-advisory fee schedule would accrue to the Adviser, not Fund shareholders, as a result of the unitary management fee. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

16

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	7/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	7/7/2026

By (Signature and Title)*	/s/ Kyle L. Kroken
Kyle L. Kroken, Treasurer (principal financial officer)

Date	7/7/2026

* Print the name and title of each signing officer under his or her signature.